Consolidated condensed cash flows statements - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Consolidated cash flows statements [Abstract]
Profit/(loss) for the period		$ (38,265)	$ (3,690)
Financial expense and non-monetary adjustments		194,720	169,013
II. Profit for the period adjusted by financial expense and non-monetary adjustments		156,455	165,323
III. Variations in working capital		(59,334)	(54,509)
Net interest and income tax paid		(11,436)	(13,925)
A. Net cash provided by operating activities		85,685	96,889
Investments in contracted concessional assets	[1]	0	7,186
Other non-current assets/liabilities		(5,938)	(26,985)
Acquisitions and other financial instruments		0	(2,457)
Dividends received from entities under the equity method		5,120	0
B. Net cash provided by/(used in) investing activities		(818)	(22,256)
Proceeds from Project & Corporate debt		122,821	15,000
Repayment of Project & Corporate debt		(16,420)	(22,574)
Dividends paid to Company's shareholders		(41,658)	(37,080)
Dividends paid to non-controlling interest		(4,912)	0
C. Net cash provided by/(used in) financing activities		59,831	(44,654)
Net increase/(decrease) in cash and cash equivalents		144,698	29,979
Cash and cash equivalents at beginning of the period		562,795	631,542
Translation differences in cash or cash equivalent		(17,321)	(6,903)
Cash and cash equivalents at end of the period		$ 690,172	$ 654,618

[1]	Includes proceeds for $7.4 million for the three-month period ended March 31, 2019 related to the amounts Solana received from Abengoa further to Abengoa's obligation as EPC Contractor.